Consolidated Statement of Changes in Equity (Parenthetical) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of changes in equity [abstract]
Reserve of gains and losses on hedging instruments that hedge investments in equity instruments	£ 330.8	£ 308.5	£ 273.6